16. Short and long-term debt (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
DisclosureOfDebtLineItems [Line Items]
Previous balance	R$ 1,331,982
Payments	(707,141)
New issues	1,596,828
Closing balance	2,221,669
Premium paid	(41,327)
USD
DisclosureOfDebtLineItems [Line Items]
Previous balance	408,383
Payments	(213,767)
New issues	482,717
Closing balance	677,333
Premium paid	R$ (12,493)
Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Type	Tender offer
Transaction Date	12/29/2017
Previous balance	R$ 116,968
Payments	(21,191)
New issues	0
Closing balance	95,777
Premium paid	R$ (422)
Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Type	Tender offer
Transaction Date	12/11/2017
Previous balance	R$ 276,730
Payments	(185,197)
New issues	0
Closing balance	91,533
Premium paid	R$ (12,071)
Senior Notes V [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Type	Prepayment
Transaction Date	12/19/2017
Previous balance	R$ 14,685
Payments	(7,379)
New issues	0
Closing balance	7,306
Premium paid	R$ 0
Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Type	Issuance
Transaction Date	12/11/2017
Previous balance	R$ 0
Payments	0
New issues	482,717
Closing balance	482,717
Premium paid	R$ 0